Schedule of Investments (unaudited) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks — 0.9%

Chemicals — 0.3%
Element Solutions, Inc.(a)		9,095	$92,587

Containers & Packaging — 0.1%
Crown Holdings, Inc.(a)		479	31,643

Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc.		880	33,651

Hotels, Restaurants & Leisure — 0.1%
Stars Group, Inc. (The)(a)		2,354	35,234

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(a)		8,587	21,639

Metals & Mining — 0.2%
Constellium SE, Class A(a)		5,016	63,753

Total Common Stocks — 0.9% (Cost: $302,611)			278,507

	Par (000)

Corporate Bonds — 84.8%

Aerospace & Defense — 4.3%
Arconic, Inc.:
5.40%, 04/15/21	USD	2	2,069
5.13%, 10/01/24		118	125,670
BBA US Holdings, Inc., 5.38%, 05/01/26(b)		27	28,350
Bombardier, Inc.(b):
8.75%, 12/01/21		39	42,120
5.75%, 03/15/22		8	8,130
6.13%, 01/15/23		26	26,481
7.50%, 12/01/24		42	42,000
7.50%, 03/15/25		47	46,941
7.88%, 04/15/27		165	164,315
BWX Technologies, Inc., 5.38%, 07/15/26(b)		64	67,280
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(b)		38	40,565
TransDigm, Inc.:
6.50%, 05/15/25		15	15,563
6.25%, 03/15/26(b)		592	635,660
Triumph Group, Inc., 6.25%, 09/15/24(b)		32	33,286

			1,278,430

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)		2	2,170

Auto Components — 1.4%
Allison Transmission, Inc., 5.88%, 06/01/29(b)		33	35,805
Icahn Enterprises LP:
6.75%, 02/01/24		45	46,800
4.75%, 09/15/24(b)		7	6,993
6.38%, 12/15/25		15	15,773
6.25%, 05/15/26(b)		34	35,657
Panther BF Aggregator 2 LP(b):
6.25%, 05/15/26		118	124,195
8.50%, 05/15/27		163	165,038

			430,261

Automobiles — 0.1%
Tesla, Inc., 5.30%, 08/15/25(b)		18	16,178

Banks — 0.4%
Banco Espirito Santo SA, 4.75%, 01/15/18(a)(c)	EUR	100	20,709

CIT Group, Inc.:
5.00%, 08/01/23	USD	54	57,510
5.25%, 03/07/25		24	26,160

Security	Par (000)		Value

Banks (continued)
6.13%, 03/09/28	USD	24	$28,080

			132,459

Building Products — 0.8%(b)
Advanced Drainage Systems, Inc., 5.00%, 09/30/27		24	24,330
Builders FirstSource, Inc., 6.75%, 06/01/27		11	11,852
CPG Merger Sub LLC, 8.00%, 10/01/21		52	52,000
JELD-WEN, Inc., 4.63%, 12/15/25		14	14,053
Masonite International Corp.:
5.75%, 09/15/26		9	9,495
5.38%, 02/01/28		12	12,510
PGT Escrow Issuer, Inc., 6.75%, 08/01/26		10	10,775
Standard Industries, Inc.:
5.38%, 11/15/24		39	40,170
6.00%, 10/15/25		57	59,762

			234,947

Capital Markets — 0.1%
MSCI, Inc., 4.75%, 08/01/26(b)		4	4,190
Owl Rock Capital Corp., 5.25%, 04/15/24		18	18,939

			23,129

Chemicals — 1.5%
Blue Cube Spinco LLC:
9.75%, 10/15/23		44	47,960
10.00%, 10/15/25		62	69,399
Chemours Co. (The):
6.63%, 05/15/23		38	37,525
5.38%, 05/15/27		13	11,213
Element Solutions, Inc., 5.88%, 12/01/25(b)		137	143,151
Gates Global LLC, 6.00%, 07/15/22(b)		26	25,903
GCP Applied Technologies, Inc., 5.50%, 04/15/26(b)		17	17,340
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		4	4,113
PQ Corp., 5.75%, 12/15/25(b)		51	52,530
TPC Group, Inc., 10.50%, 08/01/24(b)		30	31,275
W.R. Grace & Co., 5.63%, 10/01/24(b)		12	12,930

			453,339

Commercial Services & Supplies — 1.8%
ADT Security Corp. (The):
3.50%, 07/15/22		6	6,022
4.13%, 06/15/23		2	2,030
4.88%, 07/15/32(b)		53	46,375
APX Group, Inc.:
8.75%, 12/01/20		23	22,598
7.88%, 12/01/22		25	24,851
8.50%, 11/01/24(b)		4	4,040
Aramark Services, Inc.(b):
5.00%, 04/01/25		13	13,422
5.00%, 02/01/28		67	69,680
Clean Harbors, Inc.(b):
4.88%, 07/15/27		25	26,094
5.13%, 07/15/29		13	13,780
GFL Environmental, Inc.(b):
7.00%, 06/01/26		47	49,468
8.50%, 05/01/27		48	53,220
Harland Clarke Holdings Corp., 8.38%, 08/15/22(b)		12	9,840
IAA, Inc., 5.50%, 06/15/27(b)		36	37,980
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		20	20,700
Mobile Mini, Inc., 5.88%, 07/01/24		50	51,500
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		4	3,950
Prime Security Services Borrower LLC(b):
5.25%, 04/15/24		26	26,690

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies (continued)
5.75%, 04/15/26	USD	37	$38,528
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(b)		9	9,394
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		22	22,681

			552,843

Communications Equipment — 0.9%
CommScope, Inc.(b):
5.50%, 03/01/24		82	84,357
6.00%, 03/01/26		37	38,288
Nokia OYJ, 6.63%, 05/15/39		60	70,500
ViaSat, Inc., 5.63%, 04/15/27(b)		61	64,050

			257,195

Construction & Engineering — 0.2%(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25		24	22,680
New Enterprise Stone & Lime Co., Inc.:
10.13%, 04/01/22		17	17,467
6.25%, 03/15/26		7	7,158

			47,305

Consumer Finance — 2.0%
Ally Financial, Inc.:
3.88%, 05/21/24		20	20,696
8.00%, 11/01/31		209	288,942
Credit Acceptance Corp., 6.63%, 03/15/26(b)		15	16,050
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50% Cash or 7.25% PIK), 09/15/24(b)(d)		51	51,510
Navient Corp.:
6.63%, 07/26/21		26	27,300
6.50%, 06/15/22		6	6,390
5.50%, 01/25/23		16	16,520
7.25%, 09/25/23		17	18,479
6.13%, 03/25/24		6	6,223
5.88%, 10/25/24		21	21,158
6.75%, 06/25/25		13	13,406
6.75%, 06/15/26		12	12,300
Springleaf Finance Corp.:
5.63%, 03/15/23		4	4,260
6.88%, 03/15/25		38	41,871
7.13%, 03/15/26		33	36,608
6.63%, 01/15/28		19	20,431

			602,144

Containers & Packaging — 3.6%
Ardagh Packaging Finance plc, 4.63%, 05/15/23(b)		200	204,750
Berry Global, Inc., 4.88%, 07/15/26(b)		42	43,413
Crown Americas LLC:
4.75%, 02/01/26		21	21,971
4.25%, 09/30/26		52	53,820
Graphic Packaging International LLC, 4.75%, 07/15/27(b)		13	13,650
Greif, Inc., 6.50%, 03/01/27(b)		3	3,181
Intertape Polymer Group, Inc., 7.00%, 10/15/26(b)		15	15,638
LABL Escrow Issuer LLC, 6.75%, 07/15/26(b)		35	36,488
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)		124	127,404
Reynolds Group Issuer, Inc.(b):
5.13%, 07/15/23		22	22,522
7.00%, 07/15/24		95	98,444
Sealed Air Corp., 6.88%, 07/15/33(b)		9	10,530

Trivium Packaging Finance BV, 8.50%, 08/15/27(b)(e)		400	432,500

			1,084,311

Security	Par (000)		Value

Distributors — 0.7%(b)
American Builders & Contractors Supply Co., Inc.:
5.75%, 12/15/23	USD	2	$2,060
5.88%, 05/15/26		47	49,232
Core & Main Holdings LP, 8.63%, (8.63% Cash or 9.38% PIK), 09/15/24(d)		45	45,338
Core & Main LP, 6.13%, 08/15/25		85	84,787
Performance Food Group, Inc., 5.50%, 10/15/27		26	27,365

			208,782

Diversified Consumer Services — 0.6%
frontdoor, Inc., 6.75%, 08/15/26(b)		41	44,896
Graham Holdings Co., 5.75%, 06/01/26(b)		15	16,125
Laureate Education, Inc., 8.25%, 05/01/25(b)		11	11,962
Service Corp. International, 5.13%, 06/01/29		35	37,406
ServiceMaster Co. LLC (The), 5.13%, 11/15/24(b)		53	54,988

			165,377

Diversified Financial Services — 1.6%(b)
Allied Universal Holdco LLC:
6.63%, 07/15/26		131	138,368
9.75%, 07/15/27		8	8,337
Fairstone Financial, Inc., 7.88%, 07/15/24		10	10,444
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	117,284
6.25%, 05/15/26	USD	4	4,290
8.25%, 11/15/26		81	89,404
Verscend Escrow Corp., 9.75%, 08/15/26		109	116,071

			484,198

Diversified Telecommunication Services — 6.1%
Altice France SA, 8.13%, 02/01/27(b)		248	273,730
CCO Holdings LLC(b):
4.00%, 03/01/23		27	27,439
5.75%, 02/15/26		19	20,083
5.13%, 05/01/27		131	136,731
5.00%, 02/01/28		16	16,540
5.38%, 06/01/29		131	139,515
CenturyLink, Inc.:
Series W, 6.75%, 12/01/23		49	53,655
Series Y, 7.50%, 04/01/24		34	38,024
5.63%, 04/01/25		36	37,350
Series P, 7.60%, 09/15/39		12	11,700
Series U, 7.65%, 03/15/42		12	11,670
Cincinnati Bell, Inc.(b):
7.00%, 07/15/24		37	34,225
8.00%, 10/15/25		15	13,125
Embarq Corp., 8.00%, 06/01/36		42	41,527
Frontier Communications Corp., 8.00%, 04/01/27(b)		165	174,240
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		60	55,974
8.50%, 10/15/24(b)		60	60,431
9.75%, 07/15/25(b)		114	119,073
Level 3 Financing, Inc.:
5.38%, 05/01/25		6	6,215
5.25%, 03/15/26		21	21,837
4.63%, 09/15/27(b)		19	19,172
Level 3 Parent LLC, 5.75%, 12/01/22		9	9,036
Qualitytech LP, 4.75%, 11/15/25(b)		18	18,540
Qwest Corp., 6.75%, 12/01/21		10	10,808
Sprint Capital Corp.:
6.88%, 11/15/28		60	65,412
8.75%, 03/15/32		58	71,540

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	37	$40,700
6.00%, 09/30/34		50	53,250
7.20%, 07/18/36		2	2,330
7.72%, 06/04/38		5	6,050
Telesat Canada(b):
8.88%, 11/15/24		12	12,858
6.50%, 10/15/27		14	14,228
Virgin Media Finance plc, 5.75%, 01/15/25(b)		200	206,000

			1,823,008

Electric Utilities — 0.6%
Edison International, 5.75%, 06/15/27		5	5,614
NextEra Energy Operating Partners LP(b):
4.25%, 07/15/24		49	50,470
4.25%, 09/15/24		14	14,438
4.50%, 09/15/27		13	13,292
Vistra Operations Co. LLC(b):
3.55%, 07/15/24		25	25,166
5.50%, 09/01/26		2	2,092
5.63%, 02/15/27		11	11,584
4.30%, 07/15/29		47	48,222

			170,878

Electrical Equipment — 0.3%(b)
Sensata Technologies BV:
5.63%, 11/01/24		13	14,137
5.00%, 10/01/25		40	42,750
Vertiv Group Corp., 9.25%, 10/15/24		40	38,550

			95,437

Electronic Equipment, Instruments & Components — 0.4%
CDW LLC:
5.50%, 12/01/24		20	22,020
5.00%, 09/01/25		60	62,325
4.25%, 04/01/28		11	11,221
Sensata Technologies, Inc., 4.38%, 02/15/30(b)		19	18,976

			114,542

Energy Equipment & Services — 1.5%
Apergy Corp., 6.38%, 05/01/26		22	21,835
Archrock Partners LP, 6.88%, 04/01/27(b)		19	20,163
Nabors Industries, Inc.:
4.63%, 09/15/21		19	17,955
5.50%, 01/15/23		5	4,113
Noble Holding International Ltd., 7.88%, 02/01/26(b)		59	42,480
Pacific Drilling SA, 8.38%, 10/01/23(b)		56	47,040
Rowan Cos., Inc., 4.88%, 06/01/22		56	42,000
Tervita Corp., 7.63%, 12/01/21(b)		32	32,520
Transocean Pontus Ltd., 6.13%, 08/01/25(b)		6	6,323
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)		17	17,680
Transocean, Inc.:
6.50%, 11/15/20		3	3,060
9.00%, 07/15/23(b)		73	75,008
7.25%, 11/01/25(b)		21	18,506
7.50%, 01/15/26(b)		8	7,120
USA Compression Partners LP:
6.88%, 04/01/26		49	50,837
6.88%, 09/01/27(b)		29	29,943
Valaris plc, 4.70%, 03/15/21		2	1,740

			438,323

Entertainment — 0.6%
Lions Gate Capital Holdings LLC(b):
6.38%, 02/01/24		3	3,172
5.88%, 11/01/24		18	18,495

Security	Par (000)		Value

Entertainment (continued)
Live Nation Entertainment, Inc., 4.88%, 11/01/24(b)	USD	3	$3,108
Netflix, Inc.:
4.88%, 04/15/28		7	7,122
5.88%, 11/15/28		71	77,128
5.38%, 11/15/29(b)		62	64,635

			173,660

Equity Real Estate Investment Trusts (REITs) — 2.8%
Brookfield Property REIT, Inc., 5.75%, 05/15/26(b)		15	15,675
CyrusOne LP, 5.38%, 03/15/27		9	9,596
GLP Capital LP:
3.35%, 09/01/24		15	15,085
5.25%, 06/01/25		13	14,320
5.38%, 04/15/26		11	12,098
4.00%, 01/15/30		50	50,249
Iron Mountain, Inc.(b):
4.88%, 09/15/27		22	22,499
4.88%, 09/15/29		31	31,474
iStar, Inc.:
4.63%, 09/15/20		4	4,049
5.25%, 09/15/22		11	11,234
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		83	90,989
4.50%, 09/01/26		70	74,200
5.75%, 02/01/27(b)		27	30,315
4.50%, 01/15/28		36	37,350
MPT Operating Partnership LP:
5.00%, 10/15/27		103	107,892
4.63%, 08/01/29		41	42,230
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		45	46,296
SBA Communications Corp.:
4.00%, 10/01/22		32	32,640
4.88%, 09/01/24		120	124,200
Service Properties Trust:
4.35%, 10/01/24		16	16,197
4.75%, 10/01/26		16	16,093
VICI Properties 1 LLC, 8.00%, 10/15/23		17	19,025

			823,706

Food & Staples Retailing — 0.2%
Albertsons Cos., Inc.:
5.75%, 03/15/25		22	22,624
5.88%, 02/15/28(b)		36	38,104

			60,728

Food Products — 1.5%(b)
Chobani LLC, 7.50%, 04/15/25		38	36,385
Darling Ingredients, Inc., 5.25%, 04/15/27		11	11,550
JBS USA LUX SA:
5.88%, 07/15/24		32	32,961
5.75%, 06/15/25		89	92,722
6.75%, 02/15/28		58	64,217
6.50%, 04/15/29		51	56,609
5.50%, 01/15/30		55	58,299
Post Holdings, Inc.:
5.50%, 03/01/25		19	19,902
5.75%, 03/01/27		26	27,565
5.63%, 01/15/28		8	8,480
5.50%, 12/15/29		19	19,808
Simmons Foods, Inc., 7.75%, 01/15/24		25	27,063

			455,561

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Gas Utilities — 0.1%
Superior Plus LP, 7.00%, 07/15/26(b)	USD	31	$32,706

Health Care Equipment & Supplies — 1.0%
Hill-Rom Holdings, Inc., 4.38%, 09/15/27(b)		9	9,201
Hologic, Inc.(b):
4.38%, 10/15/25		18	18,450
4.63%, 02/01/28		10	10,363
Immucor, Inc., 11.13%, 02/15/22(b)		8	8,090
Ortho-Clinical Diagnostics, Inc., 6.63%, 05/15/22(b)		175	170,922
Sotera Health Holdings LLC, 6.50%, 05/15/23(b)		41	41,871
Teleflex, Inc.:
4.88%, 06/01/26		25	26,062
4.63%, 11/15/27		2	2,088

			287,047

Health Care Providers & Services — 5.0%
Acadia Healthcare Co., Inc., 5.13%, 07/01/22		21	21,157
AHP Health Partners, Inc., 9.75%, 07/15/26(b)		18	19,083
Centene Corp., 5.38%, 06/01/26(b)		179	187,279
Community Health Systems, Inc.(b):
8.63%, 01/15/24		60	61,950
8.00%, 03/15/26		63	62,842
Eagle Holding Co. II LLC(b)(d):
7.63%, (7.63% Cash or 8.38% PIK), 05/15/22		10	10,075
7.75%, (7.75% Cash or 8.50% PIK), 05/15/22		33	33,289
Envision Healthcare Corp., 8.75%, 10/15/26(b)		20	12,200
HCA, Inc.:
5.38%, 02/01/25		68	74,290
5.38%, 09/01/26		20	21,974
5.63%, 09/01/28		84	93,601
5.88%, 02/01/29		86	96,598
MEDNAX, Inc.(b):
5.25%, 12/01/23		15	15,247
6.25%, 01/15/27		55	54,584
Molina Healthcare, Inc.:
5.38%, 11/15/22(e)		20	21,201
4.88%, 06/15/25(b)		19	19,095
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(b)		49	45,141
NVA Holdings, Inc., 6.88%, 04/01/26(b)		14	14,858
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/01/22(b)(d)		56	47,317
Surgery Center Holdings, Inc.(b):
6.75%, 07/01/25		42	37,695
10.00%, 04/15/27		18	18,270
Team Health Holdings, Inc., 6.38%, 02/01/25(b)		25	17,275
Tenet Healthcare Corp.:
8.13%, 04/01/22		60	64,893
4.63%, 07/15/24		54	55,498
4.63%, 09/01/24(b)		34	34,975
4.88%, 01/01/26(b)		135	138,544
6.25%, 02/01/27(b)		19	19,789
5.13%, 11/01/27(b)		91	94,035
Vizient, Inc., 6.25%, 05/15/27(b)		28	30,030
WellCare Health Plans, Inc.:
5.25%, 04/01/25		29	30,196
5.38%, 08/15/26(b)		45	48,029

			1,501,010

Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC(b):
5.00%, 10/15/25		129	133,392
3.88%, 01/15/28		39	39,248

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 7.25%, 05/01/25(b)	USD	13	$14,165
Cedar Fair LP, 5.25%, 07/15/29(b)		35	37,450
Churchill Downs, Inc.(b):
5.50%, 04/01/27		67	71,094
4.75%, 01/15/28		33	33,825
Eldorado Resorts, Inc., 6.00%, 09/15/26		12	13,140
Golden Nugget, Inc., 6.75%, 10/15/24(b)		112	113,960
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		31	32,550
4.88%, 01/15/30(b)		102	107,697
Hilton Worldwide Finance LLC, 4.88%, 04/01/27		20	21,065
IRB Holding Corp., 6.75%, 02/15/26(b)		3	3,015
KFC Holding Co.(b):
5.25%, 06/01/26		32	33,872
4.75%, 06/01/27		2	2,082
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		2	2,155
MGM Resorts International:
6.63%, 12/15/21		95	102,918
7.75%, 03/15/22		30	33,563
6.00%, 03/15/23		2	2,204
4.63%, 09/01/26		2	2,085
Sabre GLBL, Inc.(b):
5.38%, 04/15/23		11	11,220
5.25%, 11/15/23		19	19,522
Scientific Games International, Inc.(b):
5.00%, 10/15/25		124	127,943
8.25%, 03/15/26		71	75,321
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)		43	45,848
Station Casinos LLC, 5.00%, 10/01/25(b)		25	25,370
Viking Cruises Ltd., 5.88%, 09/15/27(b)		95	100,662
Wyndham Destinations, Inc., 5.75%, 04/01/27(e)		8	8,640
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		19	19,902
Wynn Las Vegas LLC, 5.25%, 05/15/27(b)		8	8,220
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		45	47,156
Yum! Brands, Inc.:
3.88%, 11/01/23		2	2,075
4.75%, 01/15/30(b)		35	36,143
5.35%, 11/01/43		2	1,920

			1,329,422

Household Durables — 1.0%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		23	23,115
Installed Building Products, Inc., 5.75%, 02/01/28(b)		13	13,406
Lennar Corp.:
6.63%, 05/01/20		6	6,135
5.25%, 06/01/26		14	15,138
4.75%, 11/29/27		47	50,407
Mattamy Group Corp.(b):
6.88%, 12/15/23		18	18,720
6.50%, 10/01/25		4	4,200
MDC Holdings, Inc., 6.00%, 01/15/43		10	10,325
Meritage Homes Corp., 5.13%, 06/06/27		9	9,495
PulteGroup, Inc.:
6.38%, 05/15/33		22	24,345
6.00%, 02/15/35		6	6,390
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		25	27,438
Tempur Sealy International, Inc., 5.50%, 06/15/26		2	2,085

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
Toll Brothers Finance Corp., 3.80%, 11/01/29	USD	16	$15,750
TRI Pointe Group, Inc., 4.88%, 07/01/21		13	13,390
Williams Scotsman International, Inc.(b):
7.88%, 12/15/22		13	13,585
6.88%, 08/15/23		36	37,710

			291,634

Household Products — 0.2%(b)
Energizer Holdings, Inc.:
6.38%, 07/15/26		6	6,427
7.75%, 01/15/27		28	31,197
Spectrum Brands, Inc., 5.00%, 10/01/29		11	11,193

			48,817

Independent Power and Renewable Electricity Producers — 1.7%
Calpine Corp.:
5.38%, 01/15/23		104	105,300
5.88%, 01/15/24(b)		31	31,697
5.50%, 02/01/24		6	6,060
5.75%, 01/15/25		39	39,683
5.25%, 06/01/26(b)		54	55,890
Clearway Energy Operating LLC:
5.38%, 08/15/24		38	38,950
5.75%, 10/15/25(b)		19	19,997
NRG Energy, Inc.:
3.75%, 06/15/24(b)		13	13,377
6.63%, 01/15/27		57	61,751
5.75%, 01/15/28		24	25,800
4.45%, 06/15/29(b)		46	47,926
5.25%, 06/15/29(b)		42	45,163
Pattern Energy Group, Inc., 5.88%, 02/01/24(b)		24	24,570
Talen Energy Supply LLC:
6.50%, 06/01/25		4	3,040
10.50%, 01/15/26(b)		4	3,450

			522,654

Insurance — 1.1%
Acrisure LLC, 8.13%, 02/15/24(b)		16	17,240
Alliant Holdings Intermediate LLC, 8.25%, 08/01/23(b)		131	133,784
AmWINS Group, Inc., 7.75%, 07/01/26(b)		14	15,050
CNO Financial Group, Inc., 5.25%, 05/30/29		33	36,135
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)		21	21,577
HUB International Ltd., 7.00%, 05/01/26(b)		91	93,475

			317,261

Interactive Media & Services — 0.0%
Rackspace Hosting, Inc., 8.63%, 11/15/24(b)		15	13,799

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC, 5.25%, 12/01/27(b)		21	22,076

IT Services — 1.5%
Banff Merger Sub, Inc., 9.75%, 09/01/26(b)		135	128,857
Booz Allen Hamilton, Inc., 5.13%, 05/01/25(b)		33	33,907
Gartner, Inc., 5.13%, 04/01/25(b)		22	23,018
Tempo Acquisition LLC, 6.75%, 06/01/25(b)		72	74,160
WEX, Inc., 4.75%, 02/01/23(b)		16	16,160
Zayo Group LLC:
6.00%, 04/01/23		35	35,919
6.38%, 05/15/25		25	25,745
5.75%, 01/15/27(b)		117	119,609

			457,375

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(b)		70	73,041

Security	Par (000)		Value

Life Sciences Tools & Services — 1.1%(b)
Avantor, Inc.:
6.00%, 10/01/24	USD	178	$190,733
9.00%, 10/01/25		96	107,520
Charles River Laboratories International, Inc., 5.50%, 04/01/26		36	38,294

			336,547

Machinery — 1.5%(b)
Amsted Industries, Inc., 5.63%, 07/01/27		15	15,825
Colfax Corp.:
6.00%, 02/15/24		43	45,509
6.38%, 02/15/26		23	24,747
Grinding Media, Inc., 7.38%, 12/15/23		26	24,830
Manitowoc Co., Inc. (The), 9.00%, 04/01/26		18	17,640
Mueller Water Products, Inc., 5.50%, 06/15/26		38	39,710
Navistar International Corp., 6.63%, 11/01/25		33	33,495
RBS Global, Inc., 4.88%, 12/15/25		74	76,028
SPX FLOW, Inc., 5.63%, 08/15/24		29	29,942
Stevens Holding Co., Inc., 6.13%, 10/01/26		12	12,765
Terex Corp., 5.63%, 02/01/25		42	43,102
Titan Acquisition Ltd., 7.75%, 04/15/26		62	58,125
Wabash National Corp., 5.50%, 10/01/25		23	22,598

			444,316

Media — 6.4%
Altice Luxembourg SA, 7.63%, 02/15/25(b)		200	208,500
AMC Networks, Inc., 4.75%, 08/01/25		60	61,875
Clear Channel Worldwide Holdings, Inc.(b):
9.25%, 02/15/24		94	103,274
5.13%, 08/15/27		164	170,863
CSC Holdings LLC:
6.75%, 11/15/21		164	176,710
5.25%, 06/01/24		9	9,675
5.38%, 02/01/28(b)		200	210,750
6.50%, 02/01/29(b)		200	222,295
Diamond Sports Group LLC, 5.38%, 08/15/26(b)		84	87,150
DISH DBS Corp.:
6.75%, 06/01/21		11	11,575
5.88%, 07/15/22		160	166,400
5.00%, 03/15/23		23	23,237
5.88%, 11/15/24		4	3,965
Entercom Media Corp., 6.50%, 05/01/27(b)		14	14,630
GCI LLC, 6.63%, 06/15/24(b)		15	16,181
Gray Television, Inc., 7.00%, 05/15/27(b)		25	27,467
iHeartCommunications, Inc.:
6.38%, 05/01/26		15	16,046
5.25%, 08/15/27(b)		30	31,200
MDC Partners, Inc., 6.50%, 05/01/24(b)		6	5,468
Meredith Corp., 6.88%, 02/01/26		4	4,065
Midcontinent Communications, 5.38%, 08/15/27(b)		16	16,840
Outfront Media Capital LLC, 5.00%, 08/15/27(b)		53	55,629
Radiate Holdco LLC(b):
6.88%, 02/15/23		6	6,173
6.63%, 02/15/25		14	14,099
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		14	14,516
5.00%, 08/01/27		74	76,405
5.50%, 07/01/29		46	49,105
TEGNA, Inc., 5.50%, 09/15/24(b)		8	8,240
Univision Communications, Inc.(b):
6.75%, 09/15/22		1	1,014
5.13%, 05/15/23		21	21,066
5.13%, 02/15/25		23	22,352
Videotron Ltd., 5.13%, 04/15/27(b)		44	46,530

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
WMG Acquisition Corp., 5.50%, 04/15/26(b)	USD	12	$12,600

			1,915,895

Metals & Mining — 2.9%
Big River Steel LLC, 7.25%, 09/01/25(b)		21	22,155
Constellium SE, 5.88%, 02/15/26(b)		250	260,625
Freeport-McMoRan, Inc.:
3.55%, 03/01/22		50	50,125
3.88%, 03/15/23		118	118,885
5.00%, 09/01/27		9	8,956
5.25%, 09/01/29		21	20,934
5.45%, 03/15/43		161	145,061
Kaiser Aluminum Corp., 5.88%, 05/15/24		14	14,576
New Gold, Inc., 6.25%, 11/15/22(b)		39	39,105
Novelis Corp.(b):
6.25%, 08/15/24		100	104,500
5.88%, 09/30/26		47	49,289
Steel Dynamics, Inc., 4.13%, 09/15/25		20	20,200

			854,411

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21		12	12,390

Oil, Gas & Consumable Fuels — 8.0%
Antero Midstream Partners LP, 5.38%, 09/15/24		5	4,498
Antero Resources Corp., 5.38%, 11/01/21		15	14,475
Ascent Resources Utica Holdings LLC, 10.00%, 04/01/22(b)		30	29,991
Berry Petroleum Co. LLC, 7.00%, 02/15/26(b)		14	13,405
Brazos Valley Longhorn LLC, 6.88%, 02/01/25		14	12,040
California Resources Corp., 8.00%, 12/15/22(b)		3	1,485
Callon Petroleum Co.:
6.13%, 10/01/24		23	22,655
6.38%, 07/01/26		24	23,420
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		22	20,845
8.25%, 07/15/25		23	22,531
Centennial Resource Production LLC, 6.88%, 04/01/27(b)		20	19,950
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		100	114,930
5.88%, 03/31/25		22	24,478
5.13%, 06/30/27		44	48,152
Cheniere Energy Partners LP:
5.63%, 10/01/26		51	54,119
4.50%, 10/01/29(b)		54	55,282
Chesapeake Energy Corp.:
6.63%, 08/15/20		28	28,140
4.88%, 04/15/22		58	46,835
5.75%, 03/15/23		24	18,360
7.00%, 10/01/24		18	12,915
8.00%, 03/15/26(b)		14	9,590
CNX Resources Corp., 5.88%, 04/15/22		120	115,200
Comstock Resources, Inc., 9.75%, 08/15/26		20	16,716
CONSOL Energy, Inc., 11.00%, 11/15/25(b)		68	67,830
Covey Park Energy LLC, 7.50%, 05/15/25(b)		27	21,600
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)		40	40,838
CrownRock LP, 5.63%, 10/15/25(b)		88	88,548
DCP Midstream Operating LP:
5.38%, 07/15/25		10	10,650
5.13%, 05/15/29		11	11,206
6.45%, 11/03/36(b)		17	17,723
6.75%, 09/15/37(b)		29	30,522

Denbury Resources, Inc.(b):
9.00%, 05/15/21		27	25,042

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
9.25%, 03/31/22	USD	27	$23,625
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		56	58,240
5.75%, 01/30/28		49	52,062
EnLink Midstream LLC, 5.38%, 06/01/29		8	7,640
EnLink Midstream Partners LP:
4.40%, 04/01/24		22	21,187
4.15%, 06/01/25		2	1,855
4.85%, 07/15/26		2	1,900
5.60%, 04/01/44		18	14,715
5.05%, 04/01/45		26	20,800
Extraction Oil & Gas, Inc.(b):
7.38%, 05/15/24		48	31,440
5.63%, 02/01/26		40	24,500
Genesis Energy LP:
6.00%, 05/15/23		8	8,030
5.63%, 06/15/24		5	4,787
6.50%, 10/01/25		11	10,725
6.25%, 05/15/26		9	8,685
Great Western Petroleum LLC, 9.00%, 09/30/21(b)		51	44,370
Hess Infrastructure Partners LP, 5.63%, 02/15/26(b)		19	19,855
Indigo Natural Resources LLC, 6.88%, 02/15/26(b)		27	24,334
Matador Resources Co., 5.88%, 09/15/26		34	34,065
MEG Energy Corp.(b):
6.38%, 01/30/23		23	22,195
7.00%, 03/31/24		7	6,755
6.50%, 01/15/25		75	76,500
Murphy Oil Corp.:
5.75%, 08/15/25		12	12,180
5.63%, 12/01/42(e)		9	7,920
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		27	34,973
Northern Oil and Gas, Inc., 8.50%, (8.50% Cash or 9.50% PIK), 05/15/23(d)		5	5,007
NuStar Logistics LP, 6.00%, 06/01/26		16	17,317
Parkland Fuel Corp., 5.88%, 07/15/27(b)		21	22,036
Parsley Energy LLC(b):
6.25%, 06/01/24		15	15,525
5.38%, 01/15/25		46	46,575
5.25%, 08/15/25		6	6,088
5.63%, 10/15/27		19	19,618
PBF Holding Co. LLC, 7.25%, 06/15/25		11	11,399
PDC Energy, Inc.:
1.13%, 09/15/21(f)		2	1,843
6.13%, 09/15/24		2	1,995
5.75%, 05/15/26		15	14,777
QEP Resources, Inc.:
6.88%, 03/01/21		5	4,962
5.38%, 10/01/22		37	35,392
5.25%, 05/01/23		7	6,493
5.63%, 03/01/26		26	22,433
Range Resources Corp.:
5.75%, 06/01/21		34	33,745
5.88%, 07/01/22		6	5,745
5.00%, 08/15/22		8	7,500
SM Energy Co.:
6.13%, 11/15/22		41	39,293
5.63%, 06/01/25		4	3,429
6.75%, 09/15/26		10	8,750
6.63%, 01/15/27		4	3,450
Southwestern Energy Co.:
6.20%, 01/23/25(e)		16	14,080
7.75%, 10/01/27		9	7,847

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
SRC Energy, Inc., 6.25%, 12/01/25	USD	4	$3,960
Sunoco LP:
5.50%, 02/15/26		3	3,131
6.00%, 04/15/27		13	13,845
5.88%, 03/15/28		2	2,122
Tallgrass Energy Partners LP(b):
4.75%, 10/01/23		14	14,000
5.50%, 09/15/24		38	37,810
5.50%, 01/15/28		37	36,164
Targa Resources Partners LP:
5.13%, 02/01/25		27	27,766
5.88%, 04/15/26		23	24,373
6.50%, 07/15/27(b)		36	39,279
5.00%, 01/15/28		9	9,102
6.88%, 01/15/29(b)		102	111,442
TerraForm Power Operating LLC(b):
4.25%, 01/31/23		19	19,380
5.00%, 01/31/28		27	28,080
Whiting Petroleum Corp., 6.63%, 01/15/26		. 2	1,350
WPX Energy, Inc.:
8.25%, 08/01/23		9	10,125
5.25%, 09/15/24		9	9,157
5.75%, 06/01/26		7	7,175
5.25%, 10/15/27		15	15,075

			2,385,944

Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 04/15/23(b)		22	23,265

Personal Products — 0.0%(b)
Avon International Capital plc, 6.50%, 08/15/22		10	10,362
Coty, Inc., 6.50%, 04/15/26		4	3,880

			14,242

Pharmaceuticals — 2.2%
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		23	26,134
8.50%, 01/31/27		75	84,172
Bausch Health Cos., Inc.(b):
5.88%, 05/15/23		14	14,175
7.00%, 03/15/24		42	44,140
6.13%, 04/15/25		54	55,957
5.50%, 11/01/25		105	109,867
9.00%, 12/15/25		31	34,798
5.75%, 08/15/27		33	35,667
7.00%, 01/15/28		46	49,547
7.25%, 05/30/29		52	56,800
Catalent Pharma Solutions, Inc.(b):
4.88%, 01/15/26		35	36,006
5.00%, 07/15/27		31	32,163
Elanco Animal Health, Inc., 4.90%, 08/28/28		27	29,475
Par Pharmaceutical, Inc., 7.50%, 04/01/27(b)		62	56,807

			665,708

Professional Services — 0.9%(b)
Dun & Bradstreet Corp. (The):
6.88%, 08/15/26		62	67,580
10.25%, 02/15/27		45	49,781
Jaguar Holding Co. II, 6.38%, 08/01/23		153	158,164

			275,525

Real Estate Management & Development — 0.3%
Five Point Operating Co. LP, 7.88%, 11/15/25(b)		23	23,345

Greystar Real Estate Partners LLC, 5.75%, 12/01/25(b)		18	18,518
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		25	26,000
Newmark Group, Inc., 6.13%, 11/15/23		10	10,848

Security	Par (000)		Value

Real Estate Management & Development (continued)
WeWork Cos., Inc., 7.88%, 05/01/25(b)	USD	20	$16,975

			95,686

Road & Rail — 0.5%(b)
Avis Budget Car Rental LLC, 5.75%, 07/15/27		15	15,475
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24		17	17,638
Hertz Corp. (The), 7.63%, 06/01/22		51	53,104
Uber Technologies, Inc.:
7.50%, 11/01/23		25	25,187
7.50%, 09/15/27		31	30,923

			142,327

Semiconductors & Semiconductor Equipment — 0.3%
Advanced Micro Devices, Inc., 7.50%, 08/15/22		10	11,313
Entegris, Inc., 4.63%, 02/10/26(b)		20	20,700
Qorvo, Inc., 5.50%, 07/15/26		29	30,631
Versum Materials, Inc., 5.50%, 09/30/24(b)		14	14,910

			77,554

Software — 4.6%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		76	80,560
Ascend Learning LLC:
6.88%, 08/01/25(b)		79	82,000
CDK Global, Inc.:
4.88%, 06/01/27		65	67,678
5.25%, 05/15/29(b)		13	13,455
Change Healthcare Holdings LLC, 5.75%, 03/01/25(b)		68	69,020
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/24(b)		96	103,782
Infor US, Inc., 6.50%, 05/15/22		218	221,543
Informatica LLC, 7.13%, 07/15/23(b)		98	99,715
Nuance Communications, Inc.:
6.00%, 07/01/24		21	21,945
5.63%, 12/15/26		29	30,668
PTC, Inc., 6.00%, 05/15/24		6	6,285
RP Crown Parent LLC, 7.38%, 10/15/24(b)		62	64,480
Solera LLC, 10.50%, 03/01/24(b)		204	215,652
Sophia LP, 9.00%, 09/30/23(b)		26	26,617
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		134	140,033
TIBCO Software, Inc., 11.38%, 12/01/21(b)		122	127,299

			1,370,732

Specialty Retail — 1.3%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		23	23,805
Group 1 Automotive, Inc.:
5.00%, 06/01/22(e)		5	5,050
5.25%, 12/15/23(b)		4	4,110
L Brands, Inc.:
6.88%, 11/01/35		43	37,248
6.75%, 07/01/36		5	4,242
Murphy Oil USA, Inc., 4.75%, 09/15/29		15	15,338
Penske Automotive Group, Inc., 5.50%, 05/15/26		12	12,550
PetSmart, Inc.(b):
7.13%, 03/15/23		15	14,100
5.88%, 06/01/25		90	89,775
SRS Distribution, Inc., 8.25%, 07/01/26(b)		20	20,400
Staples, Inc.(b):
7.50%, 04/15/26		122	125,697
10.75%, 04/15/27		25	25,687

			378,002

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC, 7.13%, 06/15/24(b)	USD	53	$55,862
NCR Corp.(b):
5.75%, 09/01/27		12	12,420
6.13%, 09/01/29		26	27,405
Western Digital Corp., 4.75%, 02/15/26		57	58,639
Xerox Corp.:
4.80%, 03/01/35		30	25,575
6.75%, 12/15/39		2	2,030

			181,931

Textiles, Apparel & Luxury Goods — 0.1%
William Carter Co. (The), 5.63%, 03/15/27(b)		15	16,050

Thrifts & Mortgage Finance — 0.3%(b)
Ladder Capital Finance Holdings LLLP, 5.25%, 10/01/25		19	19,427
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		25	26,063
9.13%, 07/15/26		36	38,340

			83,830

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.(b):
4.88%, 11/01/25		2	1,960
4.50%, 11/15/26		8	8,080
Flexi-Van Leasing, Inc., 10.00%, 02/15/23(b)		15	14,663
Fortress Transportation & Infrastructure Investors LLC(b):
6.75%, 03/15/22		8	8,360
6.50%, 10/01/25		8	8,220
HD Supply, Inc., 5.38%, 10/15/26(b)		208	220,220
Herc Holdings, Inc., 5.50%, 07/15/27(b)		39	40,560
United Rentals North America, Inc.:
5.50%, 07/15/25		8	8,324
4.63%, 10/15/25		63	64,291
5.88%, 09/15/26		15	15,994
5.50%, 05/15/27		25	26,500
4.88%, 01/15/28		15	15,600
5.25%, 01/15/30		2	2,096

			434,868

Wireless Telecommunication Services — 1.9%
Connect Finco SARL, 6.75%, 10/01/26(b)		209	212,919
Gogo Intermediate Holdings LLC, 9.88%, 05/01/24(b)		25	26,750
Hughes Satellite Systems Corp., 5.25%, 08/01/26		15	16,050
Sprint Corp.:
7.88%, 09/15/23		35	38,446
7.13%, 06/15/24		36	38,801
7.63%, 02/15/25		35	38,500
7.63%, 03/01/26		66	72,847
T-Mobile USA, Inc.:
4.00%, 04/15/22		10	10,250
6.50%, 01/15/26		18	19,353
4.50%, 02/01/26		57	58,670
4.75%, 02/01/28		33	34,535
Xplornet Communications, Inc., 9.63%, (9.63% Cash or 10.63% PIK), 06/01/22(b)(d)		14	13,930

			581,051

Total Corporate Bonds — 84.8% (Cost: $24,631,161)			25,316,027

Security	Par (000)		Value

Floating Rate Loan Interests — 9.3%(g)

Aerospace & Defense — 0.1%
Atlantic Aviation FBO, Inc., Term Loan B, (LIBOR USD 1 Month + 3.75%), 5.80%, 12/06/25(h)	USD	5	$4,994
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.19%, 11/28/21		20	19,354

			24,348

Airlines — 0.1%
WestJet Airlines Ltd., Term Loan, 08/07/26(i)		27	27,186

Auto Components — 0.1%
Panther BF Aggregator 2 LP, Term Loan B, (LIBOR USD 1 Month + 3.50%), 5.54%, 04/30/26		30	29,900

Building Products — 0.0%(i)
Advanced Drainage Systems, Inc., Term Loan, 09/18/26		3	3,011
CPG International, Inc., Term Loan, 05/05/24		4	3,570

			6,581

Capital Markets — 0.2%
Jefferies Finance LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.88%, 06/03/26.		18	17,927
Travelport Finance (Luxembourg) SA, 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 05/29/26		33	30,152

			48,079

Chemicals — 0.4%
Alpha 3 BV, Term Loan, (LIBOR USD 3 Month + 3.00%), 5.10%, 01/31/24		52	51,557
Ascend Performance Materials LLC, Term Loan B, 08/14/26(i)		39	39,024
Invictus Co., Term Loan B26, (LIBOR USD 3 Month + 6.75%), 8.90%, 03/30/26(h)		5	4,830
Momentive Performance Materials, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.30%, 05/15/24		8	7,537

			102,948

Commercial Services & Supplies — 0.7%
Brand Energy & Infrastructure Services, Inc., Term Loan, 06/21/24(i)		154	150,105
Diamond (BC) BV, Term Loan, 09/06/24(i)		19	18,028
GFL Environmental, Inc., Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 05/30/25.		28	27,407

			195,540

Construction & Engineering — 0.1%
SRS Distribution, Inc., Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.29%, 05/23/25		30	29,001

Containers & Packaging — 0.1%
BWAY Holding Co., Term Loan, (LIBOR USD 3 Month + 3.25%), 5.59%, 04/03/24		16	15,569
Charter NEX US, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 05/16/24		8	7,969

			23,538

Diversified Consumer Services — 0.0%
TierPoint LLC, Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 05/06/24		14	12,767

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Financial Services — 0.2%
Sotheby’s, Inc., Term Loan B, 01/22/27(i)	USD	12	$11,857
Triton Bidco, Term Loan B, 09/10/26(i)		56	55,081
WP CPP Holdings, Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.01%, 03/16/25		6	5,959

			72,897

Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, (LIBOR USD 1 Month + 4.00%), 6.03%, 08/14/26		23	23,339
CenturyLink, Inc., Term Loan, (LIBOR USD 1 Month + 2.75%), 4.79%, 01/31/25		74	73,559

			96,898

Energy Equipment & Services — 0.5%
McDermott International, Inc., Term Loan, 05/09/25(i)		108	67,717
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 9.80%, 11/08/22(h)		80	76,000

			143,717

Entertainment — 0.0%
Renaissance Learning, Inc., Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 05/24/25		7	6,942

Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan B, 08/14/26(i)		14	14,044

Health Care Equipment & Supplies — 0.3%
Immucor, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 5.00%), 7.10%, 06/15/21		77	76,510

Health Care Providers & Services — 0.6%
AHP Health Partners, Inc., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.54%, 06/30/25		14	13,842
Azalea TopCo, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 07/24/26		33	32,890
Envision Healthcare Corp., Term Loan, 10/10/25(i)		91	74,026
Gentiva Health Services, Inc., Term Loan U, (LIBOR USD 1 Month + 3.75%), 5.81%, 07/02/25		25	25,154
Quorum Health Corp., 1st Lien Term Loan, (LIBOR USD 3 Month + 6.75%), 9.01%, 04/29/22		20	19,329

			165,241

Health Care Technology — 0.2%
Athenahealth, Inc., Term Loan B, (LIBOR USD 3 Month + 4.50%), 6.68%, 02/05/26		73	72,443

Hotels, Restaurants & Leisure — 0.2%
Nascar Holdings, Inc., Term Loan, 07/27/26(i)		17	17,104
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 5.60%, 07/10/25		46	45,868

			62,972

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 4.54%, 08/12/26		7	7,339

Industrial Conglomerates — 0.2%
Vertiv Co., Term Loan B, 11/30/23(i)		77	72,801

Security	Par (000)		Value

Insurance — 0.4%
Asurion LLC, 2nd Lien Term Loan B2, (LIBOR USD 1 Month + 6.50%), 8.54%, 08/04/25	USD	46	$46,713
Sedgwick, 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 12/31/25		37	36,087
Sedgwick, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 4.00%), 6.04%, 09/03/26		23	22,960

			105,760

IT Services — 0.7%
CCC Information Services, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 6.75%), 8.79%, 04/28/25		4	4,026
DigiCert Holdings, Inc., Term Loan B, 08/07/26(i)		20	19,925
Mitchell International, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 3.25%), 5.29%, 11/29/24		20	19,587
Mitchell International, Inc., 2nd Lien Term Loan, (LIBOR USD 1 Month + 7.25%), 9.29%, 12/01/25(h)		10	9,100
Peak 10 Holding Corp., 2nd Lien Term Loan, (LIBOR USD 3 Month + 7.25%), 9.38%, 08/01/25		7	5,040
SS&C Technologies Holdings, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.29%, 04/16/25		17	17,200
Veritas US, Inc., Term Loan B1, (LIBOR USD 3 Month + 4.50%), 6.54% - 6.60%, 01/27/23		8	7,477
Verscend Holding Corp., Term Loan B, (LIBOR USD 1 Month + 4.50%), 6.54%, 08/27/25		125	125,467

			207,822

Life Sciences Tools & Services — 0.2%
Sotera Health Holdings LLC, Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 05/15/22		70	68,697

Machinery — 0.3%
MHI Holdings LLC, Term Loan B, 09/20/26(h)(i)		20	19,950
Titan Acquisition Ltd., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 03/28/25		72	69,010

			88,960

Media — 1.0%
Ascend Learning LLC, Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.04%, 07/12/24		7	6,828
Clear Channel Outdoor Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.50%), 5.54%, 08/21/26		77	77,165
Intelsat Jackson Holdings SA, Term Loan:
(LIBOR USD 1 Month + 3.75%), 5.80%, 11/27/23		8	8,418
(LIBOR USD 1 Month + 4.50%), 6.55%, 01/02/24		31	31,522
(LIBOR USD 6 Month + 6.63%), 6.63%, 01/02/24		164	167,755
Xplornet Communications, Inc., Term Loan, (LIBOR USD 3 Month + 4.00%), 6.10%, 09/09/21(h)		17	17,392

			309,080

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, 1st Lien Term Loan, (LIBOR USD 1 Month + 6.00%), 8.06%, 10/25/23		23	17,209

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Term Loan, (LIBOR USD 1 Month + 4.75%), 6.79%, 11/03/25	USD	8	$6,837
California Resources Corp., Term Loan, 12/31/21(i)		45	39,443
CNX Resources Corp., Term Loan, (LIBOR USD 1 Month + 4.50%), 6.55%, 11/28/22		20	19,701
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 7.60%, 06/30/25		5	4,489

			70,470

Pharmaceuticals — 0.2%
Bausch Health Cos., Inc., Term Loan, (LIBOR USD 1 Month + 3.00%), 5.04%, 06/02/25		32	31,918
Endo Pharmaceuticals, Inc., Term Loan B, (LIBOR USD 1 Month + 4.25%), 6.31%, 04/29/24		20	18,431
Jaguar Holding Co. I, Term Loan, (LIBOR USD 1 Month + 2.50%), 4.54%, 08/18/22		6	5,987

			56,336

Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.00%), 7.05%, 02/06/26		27	27,159

Road & Rail — 0.1%
Uber Technologies, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.03%, 03/14/25		43	43,133

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan B, 09/19/26(i)		10	10,496

Software — 1.0%
Infor US, Inc., Term Loan, (LIBOR USD 3 Month + 2.75%), 4.85%, 02/01/22		12	11,836
Kronos, Inc., 2nd Lien Term Loan B, (LIBOR USD 3 Month + 8.25%), 10.50%, 11/01/24		63	63,359
PowerSchool Group LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 3.25%), 5.46%, 07/31/25		9	8,765
Refinitiv US Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 10/01/25		166	167,316
SS&C Technologies Holdings, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.29%, 04/16/25		11	10,942
TIBCO Software, Inc., Term Loan, (LIBOR USD 1 Month + 4.00%), 6.07%, 06/30/26		19	19,008
Ultimate Software Group, Inc. (The), 1st Lien Term Loan, (LIBOR USD 1 Month + 3.75%), 5.79%, 05/04/26		8	8,485

			289,711

Wireless Telecommunication Services — 0.6%
Ligado Networks LLC, Term Loan, (LIBOR USD 3 Month + 12.50%), 0.00%, 12/07/20		83	29,150
New LightSquared LLC, 1st Lien Term Loan, (LIBOR USD 3 Month + 0.00%), 0.00%, 12/07/20		194	151,799

			180,949

Total Floating Rate Loan Interests — 9.3% (Cost: $2,911,169)			2,767,474

Security	Shares	Value

Investment Companies — 0.1%
SPDR S&P Oil & Gas Exploration & Production ETF	1,180	$26,385

Total Investment Companies — 0.1% (Cost: $30,609)		26,385

	Beneficial Interest (000)

Other Interests — 0.0%(j)

Auto Components — 0.0%
Lear Corp., Escrow(a)(c)(h)	250	—

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(a)(c)	140	1,946

Total Other Interests — 0.0%		1,946

Preferred Securities — 3.2%

	Par (000)

Capital Trusts — 2.4%(g)(k)

Banks — 2.3%
Bank of America Corp.:
Series X, 6.25%	66	71,775
Series Z, 6.50%	45	50,063
Series AA, 6.10%	116	126,730
Series DD, 6.30%	10	11,250
CIT Group, Inc., Series A, 5.80%	26	26,390
JPMorgan Chase & Co.:
Series V, 5.64%	65	65,000
Series Q, 5.15%	20	20,600
Series R, 6.00%	5	5,343
Series S, 6.75%	15	16,650
Series U, 6.13%	7	7,585
Series FF, 5.00%	100	102,237
Series X, 6.10%	78	84,616
Wells Fargo & Co., Series U, 5.87%	82	90,380

		678,619

Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series P, 5.00%	13	12,762
Morgan Stanley, Series H, 5.91%	27	27,221

		39,983

Total Capital Trusts — 2.4% (Cost: $691,944)		718,602

	Shares

Trust Preferreds — 0.8%

Banks — 0.8%
GMAC Capital Trust I, Series 2, 7.94%, 02/15/40(g)	8,676	227,398

Total Trust Preferreds — 0.8% (Cost: $227,891)		227,398

Total Preferred Securities — 3.2% (Cost: $919,835)		946,000

Total Long-Term Investments — 98.3% (Cost: $28,795,385)		29,336,339

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 2.5%(l)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	727,005	$727,005
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	17,873	17,873

Total Short-Term Securities — 2.5% (Cost: $744,878)		744,878

Total Investments — 100.8% (Cost: $29,540,263)		30,081,217

Liabilities in Excess of Other Assets — (0.8)%		(226,510)

Net Assets — 100.0%		$29,854,707

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Convertible security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Perpetual security with no stated maturity date.
(l)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	1,355,813	(628,808)	727,005	$727,005	$8,957	$—		$—

(a)	Includes net capital gain distributions, if applicable.

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	285,000	USD	313,977	State Street Bank and Trust Co.	10/03/19	$(3,318)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	12/20/23	NR	USD	8		$(252)	$(519)	$267
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	8		(1,804)	13	(1,817)
Chesapeake Energy Corp.	5.00%	Quarterly	Barclays Bank plc	12/20/23	B+	USD	16		(3,606)	127	(3,733)
CenturyLink, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/25	NR	USD	6		(552)	(911)	359

									$(6,214)	$(1,290)	$(4,924)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Glossary of Terms Used in this Report

Currency

EUR	Euro
USD	United States Dollar

Portfolio Abbreviations

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks (a)	$278,507	$—	$—	$278,507
Corporate Bonds (a)	—	25,316,027	—	25,316,027
Floating Rate Loan Interests:
Aerospace & Defense	—	19,354	4,994	24,348
Airlines	—	27,186	—	27,186
Auto Components	—	29,900	—	29,900
Building Products	—	6,581	—	6,581
Capital Markets	—	48,079	—	48,079
Chemicals	—	98,118	4,830	102,948
Commercial Services & Supplies	—	195,540	—	195,540
Construction & Engineering	—	29,001	—	29,001
Containers & Packaging	—	23,538	—	23,538
Diversified Consumer Services	—	12,767	—	12,767
Diversified Financial Services	—	72,897	—	72,897
Diversified Telecommunication Services	—	96,898	—	96,898
Energy Equipment & Services	—	67,717	76,000	143,717
Entertainment	—	6,942	—	6,942
Food & Staples Retailing	—	14,044	—	14,044
Health Care Equipment & Supplies	—	76,510	—	76,510
Health Care Providers & Services	—	165,241	—	165,241
Health Care Technology	—	72,443	—	72,443
Hotels, Restaurants & Leisure	—	62,972	—	62,972
Independent Power and Renewable Electricity Producers	—	7,339	—	7,339
Industrial Conglomerates	—	72,801	—	72,801
Insurance	—	105,760	—	105,760
IT Services	—	198,722	9,100	207,822
Life Sciences Tools & Services	—	68,697	—	68,697
Machinery	—	69,010	19,950	88,960
Media	—	291,688	17,392	309,080
Multiline Retail	—	17,209	—	17,209
Oil, Gas & Consumable Fuels	—	70,470	—	70,470
Pharmaceuticals	—	56,336	—	56,336
Professional Services	—	27,159	—	27,159
Road & Rail	—	43,133	—	43,133
Semiconductors & Semiconductor Equipment	—	10,496	—	10,496
Software	—	289,711	—	289,711

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total

Wireless Telecommunication Services	$—	$180,949	$—	$180,949
Investment Companies	26,385	—	—	26,385
Other Interests	—	1,946	—	1,946
Preferred Securities:
Banks	227,398	678,619	—	906,017
Capital Markets	—	39,983	—	39,983
Short-Term Securities	744,878	—	—	744,878

	$1,277,168	$28,671,783	$132,266	$30,081,217

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$626	$—	$626
Liabilities:
Credit contracts	—	(5,550)	—	(5,550)
Foreign currency exchange contracts	—	(3,318)	—	(3,318)

	$—	$(8,242)	$—	$(8,242)

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Floating Rate Loan Interests

Investments:
Assets:
Opening balance, as of December 31, 2018	$568,189
Transfers into level 3	15,679
Transfers out of level 3	(89,025)
Accrued discounts/premiums	1,006
Net realized loss	(1,873)
Net change in unrealized appreciation (a)	11,507
Purchases	28,501
Sales	(401,718)

Closing balance, as of September 30, 2019	$132,266

Net change in unrealized depreciation on investments still held at September 30, 2019 (a)	$(6,129)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

14